Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property and Equipment, Net
Property and Equipment, Net

7. Property and Equipment, Net

	As of December 31,
	2014	2015
	RMB	RMB
Cost:
Building	—	2,021,245
Furniture, fixtures and equipment	471,796	1,078,365
Leasehold improvements	120,608	118,043
Motor vehicles and software	64,357	71,950
Construction in process	1,462,132	158,842

Sub-total	2,118,893	3,448,445
Less: accumulated depreciation	(207,440)	(498,841)

Property and equipment, net	1,911,453	2,949,604

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Depreciation expenses were charged to:
Fulfillment expenses	19,453	28,634	145,375
Marketing expenses	105	2,293	2,694
Technology and content expenses	21,146	65,268	132,448
General and administrative expenses	13,584	13,795	10,884

Total	54,288	109,990	291,401